Subsequent Events (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
(11)   Subsequent Events

On October 21, 2020, the Company, Antman Sub, LLC, a newly-formed Delaware limited company and wholly-owned subsidiary of the Company (“Merger Sub”), and Riley Exploration - Permian, LLC a delaware limited liability company (“Riley”), entered the Merger Agreement pursuant to which Merger Sub will be merged with and into Riley, with Riley surviving the Merger as a wholly owned subsidiary of the Company.  On the terms and subject to the conditions set forth in the Merger Agreement, upon consummation of the Merger, each common unit of Riley issued and outstanding immediately prior to the effective time of the Merger (other than cancelled units (as defined in the Merger Agreement)) will be converted into the right to receive: (a) 97.796467 shares of the Company’s common stock (together with any cash to be paid in lieu of fractional shares of the Company Common Stock) and (b) any dividends or other distributions to which the holder of a Riley common unit becomes entitled to upon the surrender of such Riley common unit in accordance with the Merger Agreement.

Additional information regarding the Merger and the Merger Agreement can be found in (a) the press release issued by the Company on October 21, 2020 and (b) the Current Report on Form 8-K filed by the Company on October 22, 2020.

16. Subsequent Events

On January 2, 2020, 7,436 common shares were issued in the aggregate to the Company’s three directors and CFO and interim CEO.  This issuance will result in compensation expense of approximately $3,718 to be recorded during the quarter ended March 31, 2020.

During the first quarter of 2020, there was a global novel virus outbreak that has resulted in changes to global supply and demand of certain mineral and energy products. These changes, including a potential economic downturn, and any potential resulting direct and indirect negative impact to the Company cannot yet be determined, but they could have a prospective material impact to the Company’s project development activities, cash flows, and liquidity.